Leases (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019
Lessor Disclosure [Line items]
Residual Value of Leased Asset	SFr 800		SFr 800
Lease income [Abstract]
Interest income on sales-type lease receivables	1	SFr 1	2
Interest income on direct financing lease receivables	26	27	53
Lease income from operating leases	18	18	36
Variable lease income	2	1	3
Total lease income	47	SFr 47	94
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	38		38
Due between 1 and 2 years	28		28
Due between 2 and 3 years	25		25
Due between 3 and 4 years	24		24
Due between 4 and 5 years	23		23
Thereafter	75		75
Total	213		213
Sales-type leases [Member]
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	169		169
Impairment recognized, Sales-type leases	(1)		(1)
Total net investment, Sales-type Lease	168		168
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	75		75
Due between 1 and 2 years	44		44
Due between 2 and 3 years	31		31
Due between 3 and 4 years	21		21
Due between 4 and 5 years	10		10
Thereafter	11		11
Total	192		192
Future interest receivable	(23)		(23)
Lease receivables	169		169
Direct financing leases [Member]
Net Investment in Lease [Abstract]
Lease receivables, Direct financing leases	3,414		3,414
Impairment recognized, Direct financing leases	(21)		(21)
Total net investment, Direct financing leases	3,393		3,393
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	1,323		1,323
Due between 1 and 2 years	908		908
Due between 2 and 3 years	727		727
Due between 3 and 4 years	531		531
Due between 4 and 5 years	193		193
Thereafter	269		269
Total	3,951		3,951
Future interest receivable	(537)		(537)
Lease receivables	3,414		3,414
Bank
Lease income [Abstract]
Interest income on sales-type lease receivables			2
Interest income on direct financing lease receivables			53
Lease income from operating leases			44
Variable lease income			3
Total lease income			102
Lessor, Operating Lease, Payments, Rolling Maturity [Abstract]
Due within 1 year	50		50
Due between 1 and 2 years	40		40
Due between 2 and 3 years	37		37
Due between 3 and 4 years	36		36
Due between 4 and 5 years	36		36
Thereafter	203		203
Total	402		402
Bank | Sales-type leases [Member]
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	169		169
Impairment recognized, Sales-type leases	(1)		(1)
Total net investment, Sales-type Lease	168		168
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	75		75
Due between 1 and 2 years	44		44
Due between 2 and 3 years	31		31
Due between 3 and 4 years	21		21
Due between 4 and 5 years	10		10
Thereafter	11		11
Total	192		192
Future interest receivable	(23)		(23)
Lease receivables	169		169
Bank | Direct financing leases [Member]
Net Investment in Lease [Abstract]
Lease receivables, Sales-type leases	3,414		3,414
Impairment recognized, Sales-type leases	(21)		(21)
Total net investment, Sales-type Lease	3,393		3,393
Sales-type and Direct Financing Leases, Lease Receivable, Rolling Maturity [Abstract]
Due within 1 year	1,323		1,323
Due between 1 and 2 years	908		908
Due between 2 and 3 years	727		727
Due between 3 and 4 years	531		531
Due between 4 and 5 years	193		193
Thereafter	269		269
Total	3,951		3,951
Future interest receivable	(537)		(537)
Lease receivables	SFr 3,414		SFr 3,414